Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade Payables And Accrued Liabilities [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2019 $	December 31, 2018 $
Trade payables	235,421	229,422
Accrued liabilities	148,364	83,559
	383,785	312,981